Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with the SEC requirements, this section (1) presents “Compensation Actually Paid” or “CAP”, and (2) compares CAP to OSG’s performance, as measured by various metrics.

We note that compensation decisions at OSG are made by our Compensation Committee independently of disclosure requirements, based on the factors discussed in our Compensation Discussion & Analysis. In particular, while SEC rules require disclosure of CAP and specify the manner in which CAP is calculated, the Committee does not use CAP in making compensation decisions and regards CAP as a supplemental measure to be viewed alongside the performance metrics on which the Committee bases its decisions.

CAP

The table below shows (1) CAP based on the information in Summary Compensation Table (“SCT”) and is adjusted for 2021, 2022, and 2023 as required by SEC rules, and (2) the value of a hypothetical initial investment made on December 31, 2020 of $100 in OSG stock as of December 31, 2021, December 31, 2022, and December 31, 2023 based on TSR, as explained below.

Year	Summary Compensation Table Total to PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (in thousands)	Adjusted EBITDA ($)(in thousands)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2023	2,872,267	6,540,328	1,214,648	2,082,939	244	236	62,454	175,744
2022	2,372,326	2,627,988	990,990	1,003,566	126	120	26,564	142,810
2021	2,314,967	1,634,695	973,839	767,260	116	132	(46,252)	33,589

(1)	The Principle Executive Officer (“PEO”) in the reporting years is our CEO, Mr. Norton.

(2)	The non-PEO NEOs in 2023 were Mr. Trueblood, Mr. O’Halloran, Mr. Mote and Ms. Allan. The non-PEO NEOs in 2022 were Mr. Trueblood and Mr. O’Halloran. The non-PEO NEOs in 2021 were Mr. Trueblood, Mr. O’Halloran, and Mr. Mote.

(3)	The values disclosed in this column represent the value of a hypothetical investment of $100 in our stock made on December 31, 2020as of December 31, 2021, December 31, 2022 and December 31, 2023, based upon the Company’s TSR for the years then ended. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies that comprise a combination of the Oil & Gas Storage and Transportation and Marine GICS Sub-Industries Indexes and that the Company uses for benchmarking purposes in connection with long-term incentive compensation for NEOs.

To calculate CAP, the following amounts were deducted from and added to “Total Compensation” as set forth in the SCT:

PEO SCT Total to CAP Reconciliation:

Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions To SCT Total ($)	CAP ($)
			(1)		(2)	(3)
2023	446,250	819,693	22,810	2,872,267	(1,583,514)	5,251,575	6,540,328
2022	425,000	692,500	21,126	2,372,326	(1,233,700)	1,489,361	2,627,988
2021	425,000	531,250	19,967	2,314,967	(1,338,750)	658,478	1,634,695
(1)	Reflects “all other compensation,” as reported in the SCT for the year shown.

(2)	Represents the grant date fair value of equity-based awards granted each year.

(3)	Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2021, 2022 and 2023 is further detailed in the supplemental tables below.

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	CAP ($)
			(1)		(2)	(3)
2023	316,313	541,924	22,390	1,214,648	(334,021)	1,202,313	2,082,939
2022	312,500	326,937	20,434	990,990	(331,118)	343,694	1,003,566
2021	276,667	207,500	19,339	973,839	(470,333)	263,754	767,260
(1)	Reflects “all other compensation,” as reported in the SCT for the year shown.

(2)	Represents the grant date fair value of equity-based awards granted each year.

(3)	Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2021, 2022 and 2023 is further detailed in the supplemental tables below.

SUPPLEMENTAL

PEO Equity Component of CAP for FY2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/21 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/21 ($)	Change in Value of Prior Years’ Awards That Vested in FY2021 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	727,900	(352,489)	0	375,412
RSUs	338,558	(59,004)	3,512	283,066
Total	1,066,458	(411,492)	3,512	658,478

SUPPLEMENTAL

Average Non-PEO Equity Component of CAP for FY2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/21 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/21 ($)	Change in Value of Prior Years’ Awards That Vested in FY2021 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	281,001	(111,472)	17,565	187,094
RSUs	93,667	(19,012)	2,005	76,660
Total	374,668	(130,484)	19,570	263,754

SUPPLEMENTAL

PEO Equity Component of CAP for FY2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/22 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/22 ($)	Change in Value of Prior Years’ Awards That Vested in FY2022 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	734,598	(26,086)	(443,751)	264,760
RSUs	971,332	209,319	43,951	1,224,601
Total	1,705,929	183,233	(399,801)	1,489,362

SUPPLEMENTAL

Average Non-PEO Equity Component of CAP for FY2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/22 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/22 ($)	Change in Value of Prior Years’ Awards That Vested in FY2022 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	216,059	(13,429)	(178,046)	24,584
RSUs	241,802	63,522	13,785	319,110
Total	457,861	50,094	(164,261)	343,694

SUPPLEMENTAL

PEO Equity Component of CAP for FY2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/23 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/23 ($)	Change in Value of Prior Years’ Awards That Vested in FY2023 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	1,115,048	1,656,635	(121,531)	2,650,153
RSUs	1,762,579	546,177	193,141	2,501,896
Total	2,877,627	2,202,812	71,611	5,152,049

SUPPLEMENTAL

Average Non-PEO Equity Component of CAP for FY2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/23 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/23 ($)	Change in Value of Prior Years’ Awards That Vested in FY2023 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	270,414	427,847	(37,246)	661,016
RSUs	336,583	141,210	53,335	531,127
Total	606,997	569,057	16,089	1,192,143

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	The Principle Executive Officer (“PEO”) in the reporting years is our CEO, Mr. Norton.

(2)	The non-PEO NEOs in 2023 were Mr. Trueblood, Mr. O’Halloran, Mr. Mote and Ms. Allan. The non-PEO NEOs in 2022 were Mr. Trueblood and Mr. O’Halloran. The non-PEO NEOs in 2021 were Mr. Trueblood, Mr. O’Halloran, and Mr. Mote.

Peer Group Issuers, Footnote [Text Block]		The values disclosed in this column represent the value of a hypothetical investment of $100 in our stock made on December 31, 2020as of December 31, 2021, December 31, 2022 and December 31, 2023, based upon the Company’s TSR for the years then ended. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies that comprise a combination of the Oil & Gas Storage and Transportation and Marine GICS Sub-Industries Indexes and that the Company uses for benchmarking purposes in connection with long-term incentive compensation for NEOs.
PEO Total Compensation Amount	[1]	$ 2,872,267	$ 2,372,326	$ 2,314,967
PEO Actually Paid Compensation Amount	[1]	$ 6,540,328	2,627,988	1,634,695
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation:

Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions To SCT Total ($)	CAP ($)
			(1)		(2)	(3)
2023	446,250	819,693	22,810	2,872,267	(1,583,514)	5,251,575	6,540,328
2022	425,000	692,500	21,126	2,372,326	(1,233,700)	1,489,361	2,627,988
2021	425,000	531,250	19,967	2,314,967	(1,338,750)	658,478	1,634,695
(1)	Reflects “all other compensation,” as reported in the SCT for the year shown.

(2)	Represents the grant date fair value of equity-based awards granted each year.

(3)	Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2021, 2022 and 2023 is further detailed in the supplemental tables below.

SUPPLEMENTAL

PEO Equity Component of CAP for FY2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/21 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/21 ($)	Change in Value of Prior Years’ Awards That Vested in FY2021 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	727,900	(352,489)	0	375,412
RSUs	338,558	(59,004)	3,512	283,066
Total	1,066,458	(411,492)	3,512	658,478

SUPPLEMENTAL

PEO Equity Component of CAP for FY2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/22 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/22 ($)	Change in Value of Prior Years’ Awards That Vested in FY2022 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	734,598	(26,086)	(443,751)	264,760
RSUs	971,332	209,319	43,951	1,224,601
Total	1,705,929	183,233	(399,801)	1,489,362

SUPPLEMENTAL

PEO Equity Component of CAP for FY2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/23 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/23 ($)	Change in Value of Prior Years’ Awards That Vested in FY2023 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	1,115,048	1,656,635	(121,531)	2,650,153
RSUs	1,762,579	546,177	193,141	2,501,896
Total	2,877,627	2,202,812	71,611	5,152,049

Non-PEO NEO Average Total Compensation Amount	[2]	$ 1,214,648	990,990	973,839
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 2,082,939	1,003,566	767,260
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Other Compensation ($)	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	CAP ($)
			(1)		(2)	(3)
2023	316,313	541,924	22,390	1,214,648	(334,021)	1,202,313	2,082,939
2022	312,500	326,937	20,434	990,990	(331,118)	343,694	1,003,566
2021	276,667	207,500	19,339	973,839	(470,333)	263,754	767,260
(1)	Reflects “all other compensation,” as reported in the SCT for the year shown.

(2)	Represents the grant date fair value of equity-based awards granted each year.

(3)	Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2021, 2022 and 2023 is further detailed in the supplemental tables below.

SUPPLEMENTAL

Average Non-PEO Equity Component of CAP for FY2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/21 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/21 ($)	Change in Value of Prior Years’ Awards That Vested in FY2021 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	281,001	(111,472)	17,565	187,094
RSUs	93,667	(19,012)	2,005	76,660
Total	374,668	(130,484)	19,570	263,754

SUPPLEMENTAL

Average Non-PEO Equity Component of CAP for FY2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/22 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/22 ($)	Change in Value of Prior Years’ Awards That Vested in FY2022 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	216,059	(13,429)	(178,046)	24,584
RSUs	241,802	63,522	13,785	319,110
Total	457,861	50,094	(164,261)	343,694

SUPPLEMENTAL

Average Non-PEO Equity Component of CAP for FY2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/23 ($)	Change in Value of Prior Years’ Awards Unvested at 12/31/23 ($)	Change in Value of Prior Years’ Awards That Vested in FY2023 ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
PSUs	270,414	427,847	(37,246)	661,016
RSUs	336,583	141,210	53,335	531,127
Total	606,997	569,057	16,089	1,192,143

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and TSR

As shown in the graph below, the PEO and average non-PEO NEO CAP amounts are aligned with the Company’s TSR (assuming an initial investment of $100 made on December 31, 2020) for the fiscal years ended December 31, 2021, 2022, and 2023. The dollar amounts in the graph are shown in thousands ($K).

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Net Income

The graph below reflects the relationship between PEO and average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ending December 31, 2021, 2022, and 2023. As shown in the graph below, the PEO and average Non-PEO NEO CAP amounts are aligned with the Company’s net income. The dollar amounts in the graph are shown in thousands ($K).

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Adjusted EBITDA

The graph below reflects the relationship between PEO and average Non-PEO NEO CAP amounts and the Company’s Adjusted EBITDA for the fiscal years ending December 31, 2021, 2022, and 2023. As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with the Company’s Adjusted EBITDA. The dollar amounts in the graph are shown in thousands ($K).

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between Company TSR and Peer Group TSR

The graph below reflects the relationship between Company TSR and Peer Group TSR (each assuming an initial investment of $100 made on December 31, 2020) for the fiscal years ending December 31, 2021, 2022, and 2023. As shown in the chart below, the Company’s 3-year cumulative TSR is aligned with the industry index TSR.

Tabular List [Table Text Block]

Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance.

The following are, in no particular order, the most important measures used by the Company to link compensation actually paid to our NEOs for 2023 to Company performance:

·	Adjusted EBITDA
·	Free cash flow
·	General and administrative expense control

Total Shareholder Return Amount	[3]	$ 244	126	116
Peer Group Total Shareholder Return Amount	[3]	236	120	132
Net Income (Loss) Attributable to Parent		$ 62,454,000	$ 26,564,000	$ (46,252,000)
Company Selected Measure Amount		175,744,000	142,810,000	33,589,000
PEO Name		Mr. Norton	Mr. Norton	Mr. Norton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		General and administrative expense control
Non-PEO NEO [Member] | Salary
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 316,313	$ 312,500	$ 276,667
Non-PEO NEO [Member] | Bonus and Non Equity Incentive Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		541,924	326,937	207,500
Non-PEO NEO [Member] | Other Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	22,390	20,434	19,339
Non-PEO NEO [Member] | Deductions from SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(334,021)	(331,118)	(470,333)
Non-PEO NEO [Member] | Additions to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	1,202,313	343,694	263,754
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		606,997	457,861	374,668
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		569,057	50,094	(130,484)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		16,089	(164,261)	19,570
Non-PEO NEO [Member] | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,192,143	$ 343,694	$ 263,754
Non-PEO NEO [Member] | Mr Richard Trueblood
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Trueblood	Mr. Trueblood	Mr. Trueblood
Non-PEO NEO [Member] | Mr Patrick O Halloran
Pay vs Performance Disclosure [Table]
PEO Name		Mr. O’Halloran	Mr. O’Halloran	Mr. O’Halloran
Non-PEO NEO [Member] | Mr Damon Mote
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Mote		Mr. Mote
Non-PEO NEO [Member] | Ms. Allan
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Allan
Non-PEO NEO [Member] | PSU | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 270,414	$ 216,059	$ 281,001
Non-PEO NEO [Member] | PSU | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		427,847	(13,429)	(111,472)
Non-PEO NEO [Member] | PSU | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(37,246)	(178,046)	17,565
Non-PEO NEO [Member] | PSU | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		661,016	24,584	187,094
Non-PEO NEO [Member] | RSU | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		336,583	241,802	93,667
Non-PEO NEO [Member] | RSU | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		141,210	63,522	(19,012)
Non-PEO NEO [Member] | RSU | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		53,335	13,785	2,005
Non-PEO NEO [Member] | RSU | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		531,127	319,110	76,660
PEO [Member] | Salary
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		446,250	425,000	425,000
PEO [Member] | Bonus and Non Equity Incentive Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		819,693	692,500	531,250
PEO [Member] | Other Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	22,810	21,126	19,967
PEO [Member] | Deductions from SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(1,583,514)	(1,233,700)	(1,338,750)
PEO [Member] | Additions to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	5,251,575	1,489,361	658,478
PEO [Member] | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,877,627	1,705,929	1,066,458
PEO [Member] | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,202,812	183,233	(411,492)
PEO [Member] | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		71,611	(399,801)	3,512
PEO [Member] | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,152,049	1,489,362	658,478
PEO [Member] | PSU | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,115,048	734,598	727,900
PEO [Member] | PSU | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,656,635	(26,086)	(352,489)
PEO [Member] | PSU | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(121,531)	(443,751)	0
PEO [Member] | PSU | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,650,153	264,760	375,412
PEO [Member] | RSU | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,762,579	971,332	338,558
PEO [Member] | RSU | Change in Value of Prior Years Awards Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		546,177	209,319	(59,004)
PEO [Member] | RSU | Change in Value of Prior Years Awards That Vested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		193,141	43,951	3,512
PEO [Member] | RSU | Equity Value Included in CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,501,896	$ 1,224,601	$ 283,066

[1]	The Principle Executive Officer (“PEO”) in the reporting years is our CEO, Mr. Norton.
[2]	The non-PEO NEOs in 2023 were Mr. Trueblood, Mr. O’Halloran, Mr. Mote and Ms. Allan. The non-PEO NEOs in 2022 were Mr. Trueblood and Mr. O’Halloran. The non-PEO NEOs in 2021 were Mr. Trueblood, Mr. O’Halloran, and Mr. Mote.
[3]	The values disclosed in this column represent the value of a hypothetical investment of $100 in our stock made on December 31, 2020as of December 31, 2021, December 31, 2022 and December 31, 2023, based upon the Company’s TSR for the years then ended. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies that comprise a combination of the Oil & Gas Storage and Transportation and Marine GICS Sub-Industries Indexes and that the Company uses for benchmarking purposes in connection with long term incentive compensation for NEOs.
[4]	Reflects “all other compensation,” as reported in the SCT for the year shown.
[5]	Represents the grant date fair value of equity-based awards granted each year.
[6]	Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2021, 2022 and 2023 is further detailed in the supplemental tables below.
[7]	Reflects “all other compensation,” as reported in the SCT for the year shown.
[8]	Represents the grant date fair value of equity-based awards granted each year.
[9]	Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2021, 2022 and 2023 is further detailed in the supplemental tables below.